Contingent liabilities and legal proceedings	12 Months Ended
Jun. 30, 2021
Disclosure of contingent liabilities [abstract]
Contingent liabilities and legal proceedings
18. Contingent liabilities and legal proceedings

Accounting policies

Provision is made for the anticipated settlement costs of legal or other disputes against the group where it is considered to be probable that a liability exists and a reliable estimate can be made of the likely outcome. Where it is possible that a settlement may be reached or it is not possible to make a reliable estimate of the estimated financial effect appropriate disclosure is made but no provision created.

Critical accounting judgements and estimates

Judgement is necessary in assessing the likelihood that a claim will succeed, or a liability will arise, and an estimate to quantify the possible range of any settlement. Due to the inherent uncertainty in this evaluation process, actual losses may be different from the liability originally estimated. The group may be involved in legal proceedings in respect of which it is not possible to make a reliable estimate of any expected settlement, if any. In such cases appropriate disclosure is provided but no provision is made and no contingent liability is quantified.

(a) Guarantees and related matters
As of 30 June 2021, the group has no material unprovided guarantees or indemnities in respect of liabilities of third parties.

(b) Acquisition of USL shares from UBHL, winding-up petitions against UBHL and other proceedings in relation to the USL transaction
On 4 July 2013, Diageo completed its acquisition, under a share purchase agreement with United Breweries (Holdings) Limited (UBHL) and various other sellers (the SPA), of 21,767,749 shares (14.98%) in United Spirits Limited (USL) for a total consideration of INR 31.3 billion (£349 million), including 10,141,437 shares (6.98%) from UBHL. The SPA was signed on 9 November 2012 and was part of the transaction announced by Diageo in relation to USL on that day (the Original USL Transaction). Following a series of further transactions, as of 30 June 2021, Diageo has a 55.94% investment in USL (excluding 2.38% owned by the USL Benefit Trust).
Prior to the acquisition from UBHL on 4 July 2013, the High Court of Karnataka (High Court) had granted leave to UBHL under sections 536 and 537 of the Indian Companies Act 1956 (the Leave Order) to enable the sale by UBHL to Diageo to take place (the UBHL Share Sale) notwithstanding the continued existence of five winding-up petitions that were pending against UBHL on 9 November 2012, being the date of the SPA. Additional winding-up petitions have been brought against UBHL since 9 November 2012, and the Leave Order did not extend to them. At the time of the completion of the UBHL Share Sale, the Leave Order remained subject to review on appeal. However, as stated by Diageo at the time of closing on 4 July 2013, it was considered unlikely that any appeal process in respect of the Leave Order would definitively conclude on a timely basis and, accordingly, Diageo waived the conditionality under the SPA relating to the absence of insolvency proceedings in relation to UBHL and acquired the 10,141,437 USL shares from UBHL at that time.
Following closing of the UBHL Share Sale, appeals were filed by various petitioners in respect of the Leave Order. On 20 December 2013, the division bench of the High Court set aside the Leave Order (the December 2013 Order). Following the December 2013 Order, Diageo filed special leave petitions (SLPs) in the Supreme Court of India against the December 2013 Order.
On 10 February 2014, the Supreme Court of India issued an order giving notice in respect of the SLPs and ordering that the status quo be maintained with regard to the UBHL Share Sale pending a hearing on the matter in the Supreme Court. Following a number of adjournments, the next date for a substantive hearing of the SLPs (in respect of which leave has since been granted and which have been converted to civil appeals) is yet to be fixed.
In separate proceedings, the High Court passed a winding-up order against UBHL on 7 February 2017. On 4 March 2017, UBHL appealed against this order before a division bench of the High Court. On 6 March 2020, the division bench of the High Court confirmed the winding up order dated 7 February 2017, and dismissed the appeal filed by UBHL. On 30 June 2020, UBHL filed a special leave petition in the Supreme Court of India against the order of the division bench of the High Court. On 26 October 2020, the Supreme Court of India dismissed the petition filed by UBHL.
Diageo continues to believe that the acquisition price of INR 1,440 per share paid to UBHL for the USL shares is fair and reasonable as regards UBHL, UBHL’s shareholders and UBHL’s secured and unsecured creditors. However, adverse results for Diageo in the proceedings referred to above could, absent leave or relief in other proceedings, ultimately result in Diageo losing title to the 6.98% stake acquired from UBHL (now represented by 50,707,185 USL shares following a share split). Diageo believes, including by reason of its rights under USL’s articles of association to nominate USL’s CEO and CFO and the right to appoint, through USL, a majority of the directors on the boards of USL’s subsidiaries as well as its ability as promoter to nominate for appointment up to two-thirds of USL’s directors for so long as the chairperson of USL is an independent director, that it would remain in control of USL and be able to consolidate USL as a subsidiary regardless of the outcome of this litigation.
There can be no certainty as to the outcome of the existing or any further related legal proceedings or the timeframe within which they would be concluded.
Diageo also has the benefit of certain contractual undertakings and commitments from the relevant sellers in relation to potential challenges to its unencumbered title to the USL shares acquired on 4 July 2013, including relating to the winding-up petitions described above and/or certain losses and costs that may be incurred in the event of third party actions relating to the acquisition of the USL shares.

(c) Continuing matters relating to the resignation of Dr Vijay Mallya from USL and USL internal inquiries
On 25 February 2016, Diageo and USL each announced that they had entered into arrangements with Dr Mallya under which he had agreed to resign from his position as a director and as chairman of USL and from his positions in USL’s subsidiaries. As specified by Diageo in its announcement at that time, these arrangements ended its prior agreement with Dr Mallya regarding his position at USL, therefore bringing to an end the uncertainty relating to the governance of USL, and put in place a five-year global non-compete (excluding the United Kingdom), non-interference, non-solicitation and standstill arrangement with Dr Mallya. As part of those arrangements, USL, Diageo and Dr Mallya agreed a mutual release in relation to matters arising out of an inquiry into certain matters referred to in USL’s financial statements and the qualified auditor’s report for the year ended 31 March 2014 (the Initial Inquiry) which had revealed, among other things, certain diversions of USL funds. Dr Mallya also agreed not to pursue any claims against Diageo, USL and their affiliates (including under the prior agreement with Diageo). In evaluating entering into such arrangements, Diageo considered the impact of the arrangements on USL and all of USL’s shareholders, and came to the view that the arrangements were in the best interests of USL and its shareholders.
Diageo’s agreement with Dr Mallya (the February 2016 Agreement) provided for a payment of $75 million (£53 million) to Dr Mallya over a five-year period in consideration for the five-year global non-compete, non-interference, non-solicitation and standstill commitments referred to above, his resignation from USL and the termination of his USL-related appointment and governance rights, the relinquishing of rights and benefits attached to his position at USL, and his agreement not to pursue claims against Diageo and USL. The February 2016 Agreement also provided for the release of Dr Mallya’s personal obligations to indemnify (i) Diageo Holdings Netherlands B.V. (DHN) in respect of its earlier liability ($141 million (£96 million)) under a backstop guarantee of certain borrowings of Watson Limited (Watson) (a company affiliated with Dr Mallya), and (ii) Diageo Finance plc in respect of its earlier liability (£30 million) under a guarantee of certain borrowings of United Breweries Overseas Limited, a subsidiary of UBHL. $40 million (£28 million) of the $75 million (£53 million) amount was paid on signing of the February 2016 Agreement with the balance being payable in equal instalments of $7 million (£5 million) a year over five years, subject to and conditional on Dr Mallya’s compliance with certain terms of the agreement.
While the five instalment payments of $7 million (£5 million) would have become due on 25 February 2017, 25 February 2018, 25 February 2019 25 February 2020 and 25 February 2021, respectively, owing to various reasons (including breaches committed by Dr Mallya and certain persons connected with him of several provisions of the February 2016 Agreement and agreements of the same date between Dr Mallya and USL), Diageo believes that it was not liable to pay such amounts and did not do so. By notice to Dr Mallya and certain persons connected with him on 24 February 2017, 3 November 2017, 23 February 2018, 22 August 2018, 22 February 2019, 24 February 2020 and 22 February 2021, Diageo and other group companies have demanded from Dr Mallya the repayment of $40 million (£28 million) which was paid by Diageo on 25 February 2016, and also sought compensation from him for various losses incurred by the relevant members of the Diageo group on account of the breaches committed by him and certain persons connected with him. On 16 November 2017, Diageo and other relevant members of the Diageo group commenced claims in the High Court of Justice in England and Wales (the English High Court) against Dr Mallya in relation to certain of the matters specified in those notices. At the same time DHN also commenced claims in the English High Court against Dr Mallya, his son Sidhartha Mallya, Watson (a company affiliated with Dr Mallya) and Continental Administration Services Limited (CASL) (a company affiliated with Dr Mallya and understood to hold assets on trust for him and certain persons affiliated with him) for in excess of $142 million (£105 million) (plus interest) in relation to Watson’s liability to DHN in respect of its borrowings referred to above and the breach of associated security documents. These additional claims are described in paragraph (d) below.
Dr Mallya, Sidhartha Mallya and the relevant affiliated companies filed a defence to such claims and the additional claims on 12 March 2018, and Dr Mallya also filed a counterclaim for payment of the two $7 million (£5 million) instalment payments that had then been withheld by Diageo as described above. Diageo and the other relevant members of its group filed a reply to that defence and a defence to the counterclaim on 5 September 2018.
Diageo continues to prosecute its claims and to defend the counterclaim. As part of this, on 18 December 2018, Diageo and the other relevant members of its group filed an application for strike out and/or summary judgement in respect of certain aspects of the defence filed by Dr Mallya and the other defendants, including their defence in relation to Watson and CASL’s liability to repay DHN. That application was made by DHN on the basis that the defence filed by Dr Mallya and his co-defendants in relation to those matters had no real prospect of success.
As described in paragraph (d) below, this application was successful in relation to the predominant part of Watson and CASL’s liability to repay DHN and, since that application, Watson and CASL’s defence in relation to the remaining part of this liability has also been struck out. Accordingly, Diageo and DHN have sought asset disclosure and are considering further enforcement steps against Watson and CASL, both in the United Kingdom and in other jurisdictions where they are present or hold assets.
The remaining elements of the claims originally commenced on 16 November 2017 by Diageo and the relevant members of its group are proceeding to a trial, which is scheduled to take place from 21 November 2021 through 30 November 2021.
As previously announced by USL, the Initial Inquiry identified certain additional parties and matters indicating the possible existence of other improper transactions. These transactions could not be fully analysed during the Initial Inquiry and, accordingly, USL, as previously announced, mandated that its Managing Director and Chief Executive Officer conduct a further inquiry into the transactions involving the additional parties and the additional matters to determine whether they also suffered from improprieties (the Additional Inquiry). USL announced the results of the Additional Inquiry in a notice to the Indian Stock Exchange dated 9 July 2016. The mutual release in relation to the Initial Inquiry agreed by Diageo and USL with Dr Mallya announced on 25 February 2016 does not extend to matters arising out of the Additional Inquiry.

As stated in USL’s previous announcement, the Additional Inquiry revealed further instances of actual or potential fund diversions from USL and its Indian and overseas subsidiaries to, in most cases, Indian and overseas entities in which Dr Mallya appears to have a material direct or indirect interest, as well as other potentially improper transactions involving USL and its Indian and overseas subsidiaries.
In connection with the matters identified by the Additional Inquiry, USL has, pursuant to a detailed review of each case of such fund diversion and after obtaining expert legal advice, where appropriate, filed civil suits for recovery of funds from certain parties, including Dr Mallya, before the relevant courts in India.
The amounts identified in the Additional Inquiry have been previously provided for or expensed in the financial statements of USL or its subsidiaries for prior periods. Further, at this stage, it is not possible for the management of USL to estimate the financial impact on USL, if any, arising out of potential non-compliance with applicable laws in relation to such fund diversions.

(d) Other continuing matters relating to Dr Mallya and affiliates
DHN issued a conditional backstop guarantee on 2 August 2013 to Standard Chartered Bank (Standard Chartered) pursuant to a guarantee commitment agreement (the Guarantee Agreement). The guarantee was in respect of the liabilities of Watson, a company affiliated with Dr Mallya, under a $135 million (£92 million) facility from Standard Chartered (the Facility Agreement). The Guarantee Agreement was entered into as part of the arrangements put in place and announced at the closing of the USL transaction on 4 July 2013.
DHN’s provision of the Guarantee Agreement enabled the refinancing of certain existing borrowings of Watson from a third party bank and facilitated the release by that bank of rights over certain USL shares that were to be acquired by Diageo as part of the USL transaction. The facility matured and entered into default in May 2015. In aggregate DHN paid Standard Chartered $141 million (£101 million) under this guarantee, i.e. including payments of default interest and various fees and expenses.
Watson remains liable for all amounts paid by DHN under the guarantee. Under the guarantee documentation with Standard Chartered, DHN is entitled to the benefit of the underlying security package for the loan, including: (a) certain shares in United Breweries Limited (UBL) held solely by Dr Mallya and certain other shares in UBL held by Dr Mallya jointly with his son Sidhartha Mallya, and (b) the shareholding in Watson.
Aspects of the security package are the subject of various proceedings in India in which third parties are alleging and asserting prior rights to certain assets comprised in the security package or otherwise seeking to restrain enforcement against certain assets by Standard Chartered and/or DHN. These proceedings are ongoing and DHN will continue to vigorously pursue these matters as part of its efforts for enforcement of the underlying security and recovery of outstanding amounts. Diageo believes that the existence of any prior rights or dispute in relation to the security would be in breach of representations and warranties given by Dr Mallya and others to Standard Chartered at the time the security was granted and further believes that certain actions taken by Dr Mallya in relation to the proceedings described above also breached his obligations to Standard Chartered. In addition to these third party proceedings, Dr Mallya is also subject to proceedings in India under the Prevention of Money Laundering Act and the Fugitive Economic Offenders Act in which the relevant Indian authority, the Directorate of Enforcement, is seeking confiscation of the UBL shares which were provided as security for Watson’s liabilities. DHN is participating in these proceedings in order to protect its security interest in respect of the UBL shares. Under the proceedings under the Prevention of Money Laundering Act, the Special Court passed an order on 24 May 2021 directing, among other things, the release of certain assets of Dr Mallya including the UBL shares in favour of third party banks. DHN has subsequently filed a writ petition before the Bombay High Court challenging this order of the Special Court insofar as it relates to its security interest in respect of the UBL shares.
Under the terms of the guarantee and as a matter of law, there are arrangements to pass on to DHN the benefit of the security package upon payment by DHN under the guarantee of all amounts owed to Standard Chartered. Payment under the guarantee has now occurred as described above. To the extent possible in the context of the proceedings described above, DHN continues to work towards enforcement of the security package, including, when appropriate, in conjunction with Standard Chartered. DHN’s ability to assume or enforce security over some elements of the security package is also subject to regulatory consent. It is not at this stage possible to determine whether such consent would be forthcoming.
In addition to the Indian proceedings just described, certain of the assets comprised in the security package may also be affected by a worldwide freezing order of the English High Court granted on 24 November 2017 and continued on 8 December 2017 and 8 May 2018 in respect of the assets of Dr Mallya.
The agreement with Dr Mallya referenced in paragraph (c) above does not impact the security package. Watson remains liable for all amounts paid pursuant to the guarantee and DHN has the benefit of a counter-indemnity from Watson in respect of payments in connection with the guarantee, as well as a claim against CASL as a co-surety with DHN of Watson's obligations. The various security providers, including Dr Mallya and Watson, acknowledged in the February 2016 Agreement referred to in paragraph (c) above that DHN is entitled to the benefit of the security package underlying the Standard Chartered facility and have also undertaken to take all necessary actions in that regard. Further, Diageo believes that the existence of any prior rights or disputes in relation to the security package would be in breach of certain confirmations given to Diageo and DHN pursuant to that agreement by Dr Mallya, Watson and certain connected persons.
On 16 November 2017, DHN commenced various claims in the English High Court for, in aggregate, in excess of $142 million (£105 million) (plus interest) in relation to these matters, including the following: (i) a claim against Watson for $141 million (£101 million) (plus interest) under Watson’s counter-indemnity to DHN in respect of payments made by DHN to Standard Chartered under the guarantee referred to above; (ii) a claim against Dr Mallya and Sidhartha Mallya under various agreements creating or relating to the security package referred to above for (a) the costs incurred to date in the various Indian proceedings referred to above (plus interest), and (b) damages of $141 million (£101 million), being DHN’s loss as a result of those Indian proceedings which currently prevent enforcement of the security over shares in UBL (plus interest); and (iii) a claim against CASL, as a co-surety with DHN of Watson’s obligations under the Facility Agreement, for 50% of the difference between the amount claimed under (i) above and the amount (if any) that DHN is in fact able to recover from Watson, Dr Mallya and/or Sidhartha Mallya.
As noted in paragraph (c), Dr Mallya, Sidhartha Mallya and the relevant affiliated companies filed a defence to these claims on 12 March 2018. Diageo and the other relevant members of its group filed a reply to that defence on 5 September 2018.
DHN and Diageo continue to prosecute these claims. As part of that, on 18 December 2018, Diageo and the other relevant members of its group filed an application for strike out and/or summary judgment in respect of certain aspects of the defence filed by Dr Mallya, Sidhartha Mallya and the relevant affiliated companies, including in respect of Watson and CASL’s liability to repay DHN.
This summary judgement and strike out application was heard by the English High Court on 24 May 2019. The court decided in favour of DHN that (i) Watson is liable to pay, and has no defence against paying, $135 million (£92 million) plus interest of $11 million (£8 million) to DHN, and (ii) CASL is liable, as co-surety, to pay, and has no defence against paying, 50% of any such amount unpaid by Watson, i.e. up to $67.5 million (£49 million) plus interest of $5.5 million (£4 million) to DHN. Watson and CASL were ordered to pay such sums, as well as certain amounts in respect of DHN and Diageo’s costs, to DHN by 21 June 2019. Such amounts were not paid on that date by either Watson or CASL.
On 15 October 2020, as a result of applications made by DHN to recover certain outstanding costs owed by Watson and CASL (being approximately £260,000 plus interest, which remained unpaid), Dr Mallya and Sidhartha Mallya were ordered to pay those amounts by 27 November 2020. As Dr Mallya and Sidhartha Mallya, in default of the Court order, failed to make the required payments to DHN: (i) Watson and CASL’s defence to DHN’s remaining claim for payment of approximately $6 million (£4 million) (plus interest) has been struck out, with further judgment in DHN’s favour being entered which will be pursued along with the original judgment as set out above, and (ii) DHN is pursuing enforcement against Dr Mallya and Sidhartha Mallya for the judgment debt of approximately £260,000 plus interest.

(e) Other matters in relation to USL
Following USL’s earlier updates concerning the Initial Inquiry as well as in relation to the arrangements with Dr Mallya that were the subject of the 25 February 2016 announcement, USL and Diageo have received various notices from Indian regulatory authorities, including the Ministry of Corporate Affairs, Enforcement Directorate and Securities and Exchange Board of India (SEBI).
Diageo and USL are co-operating fully with the authorities in relation to these matters. Diageo and USL have also received notices from SEBI requesting information in relation to, and explanation of the reasons for, the arrangements with Dr Mallya that were the subject of the 25 February 2016 announcement as well as, in the case of USL, in relation to the Initial Inquiry and the Additional Inquiry, and, in the case of Diageo, whether such arrangements with Dr Mallya or the Watson backstop guarantee arrangements referred to in paragraphs (c) and (d) above were part of agreements previously made with Dr Mallya at the time of the Original USL Transaction announced on 9 November 2012 and the open offer made as part of the Original USL Transaction. Diageo and USL have complied with such information requests and Diageo has confirmed that, consistent with prior disclosures, the Watson backstop guarantee arrangements and the matters described in the 25 February 2016 announcement were not the subject of any earlier agreement with Dr Mallya. In respect of the Watson backstop guarantee arrangements, SEBI issued a further notice to Diageo on 16 June 2016 that if there is any net liability incurred by Diageo (after any recovery under relevant security or other arrangements, which matters remain pending) on account of the Watson backstop guarantee, such liability, if any, would be considered to be part of the price paid for the acquisition of USL shares under the SPA which formed part of the Original USL Transaction and that, in that case, additional equivalent payments would be required to be made to those shareholders (representing 0.04% of the shares in USL) who tendered in the open offer made as part of the Original USL Transaction. Diageo is clear that the Watson backstop guarantee arrangements were not part of the price paid or agreed to be paid for any USL shares under the Original USL Transaction and therefore believes the decision in the SEBI notice to be misconceived and wrong in law and appealed against it before the Securities Appellate Tribunal, Mumbai (SAT). On 1 November 2017, SAT issued an order in respect of Diageo’s appeal in which, amongst other things, it observed that the relevant officer at SEBI had neither considered Diageo’s earlier reply nor provided Diageo with an opportunity to be heard, and accordingly directed SEBI to pass a fresh order after giving Diageo an opportunity to be heard. Following SAT’s order, Diageo made its further submissions in the matter, including at a personal hearing before a Deputy General Manager of SEBI. On 26 June 2019, SEBI issued an order reiterating the directions contained in its previous notice dated 16 June 2016. As with the previous notice, Diageo believes SEBI's latest order to be misconceived and wrong in law and has filed an appeal before SAT against the order. This appeal is currently pending. Diageo is unable to assess if the notices or enquiries referred to above will result in enforcement action or, if this were to transpire, to quantify meaningfully the possible range of loss, if any, to which any such action might give rise to if determined against Diageo or USL.
In relation to the matters described in the 25 February 2016 announcement, Diageo had also responded to a show cause notice dated 12 May 2017 from SEBI arising out of the previous correspondence in this regard and made its further submissions in the matter, including at a personal hearing before a Whole Time Member of SEBI. On 6 September 2018, SEBI issued an order holding that Diageo had acquired sole control of USL following its earlier open offers, and that no fresh open offer was triggered by Diageo.

(f) USL’s dispute with IDBI Bank Limited
Prior to the acquisition by Diageo of a controlling interest in USL, USL had prepaid a term loan of INR 6,280 million (£61 million) taken through IDBI Bank Limited (IDBI), an Indian bank, which was secured on certain fixed assets and brands of USL, as well as by a pledge of certain shares in USL held by the USL Benefit Trust (of which USL is the sole beneficiary). The maturity date of the loan was 31 March 2015. IDBI disputed the prepayment, following which USL filed a writ petition in November 2013 before the High Court of Karnataka (the High Court) challenging the bank’s actions.
Following the original maturity date of the loan, USL received notices from IDBI seeking to recall the loan, demanding a further sum of INR 459 million (£4 million) on account of the outstanding principal, accrued interest and other amounts, and also threatening to enforce the security in the event that USL did not make these further payments. Pursuant to an application filed by USL before the High Court in the writ proceedings, the High Court directed that, subject to USL depositing such further amount with the bank (which amount was duly deposited by USL), the bank should hold the amount in a suspense account and not deal with any of the secured assets including the shares until disposal of the original writ petition filed by USL before the High Court.
On 27 June 2019, a single judge bench of the High Court issued an order dismissing the writ petition filed by USL, amongst other things, on the basis that the matter involved an issue of breach of contract by USL and was therefore not maintainable in exercise of the court’s writ jurisdiction. USL has since filed an appeal against this order before a division bench of the High Court, which on 30 July 2019 has issued an interim order directing the bank to not deal with any of the secured assets until the next date of hearing. On 13 January 2020, the division bench of the High Court admitted the writ appeal and extended the interim stay. This appeal is currently pending. Based on the assessment of USL’s management supported by external legal opinions, USL continues to believe that it has a strong case on the merits and therefore continues to believe that the aforesaid amount of INR 459 million (£4 million) remains recoverable from IDBI.

(g) Tax
The international tax environment has seen increased scrutiny and rapid change over recent years bringing with it greater uncertainty for multinationals. Against this backdrop, Diageo has been monitoring developments and continues to engage transparently with the tax authorities in the countries where Diageo operates to ensure that the group manages its arrangements on a sustainable basis.
In April 2019, the European Commission issued its decision in a state aid investigation into the Group Financing Exemption in the UK controlled foreign company (CFC) rules. The European Commission found that part of the Group Financing Exemption constitutes state aid. The Group Financing Exemption was introduced in legislation by the UK government in 2013. In common with other UK-based international companies whose arrangements are in line with current UK CFC legislation, Diageo could have been affected by the ultimate outcome of this investigation. The UK government and other UK-based international companies, including
Diageo which calculated its maximum potential liability to be approximately £277 million, appealed to the General Court of the European Union against the decision. In February 2021, HMRC completed its review of the specific facts relating to Diageo and confirmed that Diageo was not a beneficiary of state aid and that no assessment would be issued.
The group operates in a large number of markets with complex tax and legislative regimes that are open to subjective interpretation. As assessing an accurate value of contingent liabilities in these markets requires a high level of judgement, contingent liabilities are disclosed on the basis of the current known possible exposure from tax assessment values.
Diageo has reviewed its disclosures in relation to Brazil and India, where Diageo has a large number of ongoing tax cases. While not all of these cases are individually significant, the current assessment of the aggregate possible exposures is up to approximately £449 million for Brazil and up to approximately £140 million for India. The group believes that the likelihood that the tax authorities will ultimately prevail is lower than probable but higher than remote. Due to the fiscal environment in Brazil and in India the possibility of further tax assessments related to the same matters cannot be ruled out. Based on its current assessment, Diageo believes that no provision is required in respect of these issues.
Payments were made under protest in India in respect of the periods 1 April 2006 to 31 March 2017 in relation to tax assessments where the risk is considered to be remote or possible. These payments have to be made in order to challenge the assessments and as such have been recognised as a receivable on the consolidated balance sheet. The total amount of protest payments recognised as a receivable as at 30 June 2021 is £106 million (corporate tax payments of £96 million and indirect tax payments of £10 million).
In the United States a lawsuit was filed on 15 April 2019 by the National Association of Manufacturers (NAM) against the United States Department of the Treasury (US Treasury) and the United States Customs and Border Protection (CBP) on behalf of its affected industry members, including Diageo, to invalidate regulations published in February 2019 and to ensure that substitution drawback is permitted in accordance with 19 USC § 1313(j)(2) as amended by the Trade Facilitation and Trade Enforcement Act of 2015, which was enacted on 24 February 2016 (TFTEA). Substitution drawback permits the refund, including of excise taxes, paid on imported merchandise when sufficiently similar substitute merchandise is exported. The United States Congress passed the TFTEA to, among other things, clarify and broaden the standard for what constitutes substitute merchandise. This change should entitle Diageo to obtain substitution drawback in respect of certain eligible product categories. Despite this change in the law, the US Treasury and CBP issued final regulations in 2019 declaring that substitution drawback is not available for imports when substituted with an export on which no tax was paid. The Court of International Trade issued a judgement in favour of NAM on 18 February 2020, denying the request by the US Treasury and CBP for a stay of payment on 15 May 2020, and on 26 May 2020, ordered the immediate processing of claims. Total payments of $129 million (£94 million) had been received as of 30 June 2021 in respect of this matter, with approximately $33 million (£26 million) of this amount received during the year ended 30 June 2020 and another $96 million (£68 million) received during the year ended 30 June 2021. Remaining eligible outstanding claims of Diageo Americas Supply, Inc. are estimated at $12 million (£8 million). However, the US Treasury and CBP has filed an appeal with the US Federal Court of Appeals, which is now fully briefed. Although Diageo believes that the NAM is more likely than not to ultimately prevail, if they were to fail, the CBP could be permitted to recover these payments.

(h) Information request
Diageo has received an inquiry from the US Securities and Exchange Commission requesting information relating to Diageo’s business operations in certain markets and to its policies, procedures and compliance environment. Diageo is responding to this information request but is currently unable to assess whether the inquiry will evolve into any enforcement action or, if this were to transpire, to quantify meaningfully the possible loss or range of loss, if any, to which any such action might give rise.

(i) Other
The group has extensive international operations and is a defendant in a number of legal, customs and tax proceedings incidental to these operations, the outcome of which cannot at present be foreseen. In particular, the group is currently a defendant in various customs proceedings that challenge the declared customs value of products imported by certain Diageo companies. Diageo continues to defend its position vigorously in these proceedings.
Save as disclosed above, neither Diageo, nor any member of the Diageo group, is or has been engaged in, nor (so far as Diageo is aware) is there pending or threatened by or against it, any legal or arbitration proceedings which may have a significant effect on the financial position of the Diageo group.